EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.44

Report Pulled:	12/12/2024
Loan Count:	259 / 262
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	13	5.02%
Appraised Value	3	1.16%
CLTV	2	0.77%
Debt Service Coverage Ratio	142	54.83%
First Payment Due Date	2	0.77%
Loan Purpose	1	0.39%
LTV	10	3.86%
Maturity Date	2	0.77%
Original Interest Rate	1	0.39%
Original Qualifying FICO Score	4	1.54%
Origination/Note Date	10	3.86%
Originator Back-End DTI	54	20.85%
Property Type	16	6.11%
Subject Street Address	2	0.76%
The Original Principal and Interest Payment Amount	1	0.39%